Consolidated Statements of Cash Flows (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Operating Activities:
Profit before tax	¥ 541,414	¥ 617,265
Adjustments for:
Gains on financial assets at fair value through profit or loss and investment securities	(48,127)	(151,604)
Foreign exchange (gains) losses	834,533	(309,268)
Provision for loan losses	34,207	62,936
Depreciation and amortization	107,762	153,933
Share of post-tax profit of associates and joint ventures	(25,596)	(32,223)
Net changes in assets and liabilities:
Net (increase) decrease of term deposits with original maturities over three months	231,141	(263,515)
Net increase of call loans and bills bought	(492,733)	(62,670)
Net increase of reverse repurchase agreements and cash collateral on securities borrowed	(1,227,888)	(693,515)
Net increase of loans and advances	(3,754,742)	(1,781,043)
Net change of trading assets and liabilities, and derivative financial instruments	152,345	(251,871)
Net increase of deposits	2,891,618	3,307,828
Net increase (decrease) of call money and bills sold	832,635	(206,805)
Net increase of repurchase agreements and cash collateral on securities lent	1,695,158	2,539,490
Net increase of other unsubordinated borrowings and debt securities in issue	1,202,234	523,754
Income taxes paid-net	(101,042)	41,350
Other operating activities-net	(972,492)	(177,888)
Net cash and cash equivalents provided by operating activities	1,900,427	3,316,154
Investing Activities:
Purchases of investment securities	(12,058,559)
Proceeds from sale of investment securities	7,843,607
Proceeds from maturities of investment securities	5,041,190
Purchases of financial assets at fair value through profit or loss and available-for-sale financial assets		(12,851,411)
Proceeds from sale of financial assets at fair value through profit or loss and available-for-sale financial assets		8,685,366
Proceeds from maturities of financial assets at fair value through profit or loss and available-for-sale financial assets		3,103,302
Proceeds from maturities of held-to-maturity investments		460,192
Acquisitions of the subsidiaries and businesses, net of cash and cash equivalents acquired		(160,862)
Investments in associates and joint ventures	(5,542)	(812)
Proceeds from sale of investments in associates and joint ventures	83,946
Purchases of property, plant and equipment and investment properties	(309,277)	(289,780)
Purchases of intangible assets	(58,272)	(66,578)
Proceeds from sale of property, plant and equipment, investment properties and intangible assets	72,455	45,007
Other investing activities-net	(1)	1
Net cash and cash equivalents provided by (used in) investing activities	609,547	(1,075,575)
Financing Activities:
Proceeds from issuance of subordinated bonds		1,734
Redemption of subordinated bonds	(5,077)	(829)
Redemption of preferred securities	(150,269)
Dividends paid to shareholders of Sumitomo Mitsui Financial Group, Inc.	(126,989)	(105,712)
Dividends paid to non-controlling interest shareholders	(31,784)	(36,103)
Coupons paid to other equity instruments holders	(5,900)	(4,715)
Purchase of treasury stock and proceeds from sale of treasury stock-net	(69,776)	389
Purchase of other equity instruments and proceeds from sale of other equity instruments-net	206	102
Transactions with non-controlling interest shareholders-net		(2)
Net cash and cash equivalents used in financing activities	(389,589)	(145,136)
Effect of exchange rate changes on cash and cash equivalents	259,326	299,598
Net increase of cash and cash equivalents	2,379,711	2,395,041
Cash and cash equivalents at beginning of period	53,416,456	46,244,819
Cash and cash equivalents at end of period	55,796,167	48,639,860
Net cash and cash equivalents provided by operating activities includes:
Interest and dividends received	1,203,376	1,090,745
Interest paid	¥ 479,394	¥ 324,808